26. SHAREHOLDERS' EQUITY (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Profit (loss) from continuing operations	R$ (10,535,739)	R$ (8,731,438)	R$ 23,219,626
Profit (loss) from discontinued operations (net of taxes)	7,240	(363,669)	1,395,929
Profit (loss) attributable to owners of the Company	(10,529,963)	(9,000,434)	24,591,140
Common shares [member]
Disclosure of classes of share capital [line items]
Profit (loss) attributable to owners of the Company	R$ (10,254,142)	R$ (8,764,803)	R$ 22,036,079
Weighted average number of outstanding shares
Weighted average number of shares outstanding	5,796,448	5,788,447	1,344,686
Profit (loss) per share (in reais):
Basic and diluted earnings profit (loss) per share	R$ (1.77)	R$ (1.51)	R$ 16.39
Profit (loss) per share from continuing operations	(1.77)	(1.45)	15.46
Profit per share from discontinued operations		R$ (0.06)	R$ 0.93
Preference shares [member]
Disclosure of classes of share capital [line items]
Profit (loss) attributable to owners of the Company	R$ (275,821)	R$ (235,631)	R$ 2,555,061
Weighted average number of outstanding shares
Weighted average number of shares outstanding	155,915	155,915	155,915
Profit (loss) per share (in reais):
Basic and diluted earnings profit (loss) per share	R$ (1.77)	R$ (1.51)	R$ 16.39
Profit (loss) per share from continuing operations	(1.77)	(1.45)	15.46
Profit per share from discontinued operations		R$ (0.06)	R$ 0.93